Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative financial instruments

16. Derivative financial instruments

The Group executes transactions with derivative financial instruments, which are intended to meet its own needs to reduce its exposure to market, currency and interest-rate risks. The derivatives are classified as at fair value through profit or loss, except those in cash flow hedge accounting strategies, for which the effective portion of gains or losses on derivatives is recognized directly in other comprehensive income (loss). The management of these risks is conducted through determining limits, and the establishment of operating strategies. The derivative contracts are considered level 1, 2 or 3 in the fair value hierarchy and are used to hedge exposures, but hedge accounting is adopted only for forecast transactions related to the cloud infrastructure and certain software licenses used by Nu.

	2021
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Future	3,671,709	10	(462)
Currency exchange rate contracts - Future	116,075	-	(3,899)
Forward contracts	83,155	81,528	(82,775)
Warrants (i)	65,000	19,756	-

Derivatives held for hedging
Designated as cash flow hedges
Exchange rate contracts - Future	77,115	-	(135)
Interest rate contracts - Swap	9,523	24	(7)
Total	4,022,577	101,318	(87,278)

	2020
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Future	2,964,368	5	(2,421)
Currency exchange rate contracts - Future	65,961	27	(217)
Interest rate contracts - Swap	10,214	48	-

Derivatives held for hedging
Designated as cash flow hedges
Exchange rate contracts - Future	44,140	-	(145)
Embedded derivatives in convertible instruments	-	-	(72,521)
Total	3,084,683	80	(75,304)

Futures contracts are traded on the B3, having B3 as the counterparty.

Swap contracts are settled on a daily basis and are traded over the counter with financial institutions as counterparties. The total value of margins pledged by the Group in transactions on the stock exchange was exhibited in note 12.

Nu Servicios entered into deliverable forward contracts to hedge intercompany loans with Nu MX in US dollars.

(i) Warrants

In September 2021, Nu entered into an agreement with Creditas Financial Solutions Ltd. (and/or its affiliates in Latin America, or together, “Creditas”) through which Nu will distribute certain financial products offered by Creditas to its customers in Latin America. These include affordable retail collateralized loans, such as home and auto equity loans, auto financing, motorcycle financing and payroll loans.

The agreement also provides that Nu will invest up to US$200,000 in Creditas’ securitization vehicles, becoming the holder of the senior quotas of the fund. Nu was granted warrants that provide the right to acquire an equity interest equivalent to up to 7.7% of Creditas, on a fully diluted basis, under a pre-agreed valuation, proportional to fifty percent of the amount invested in the securitization vehicles and products distributed. As of December 31, 2021, US$130,000 was already invested in the securitization vehicles, shown as “investment funds” on note 12, and, consequently, US$65,000 was shown as notional in the table above. Nu can exercise the option at any time, but the expiration date is 2 years after the issuance date.

As of December 31, 2021, the warrants fair value amounts to US$19,756, was calculated using a Black Scholes model, and is classified as level 3 on the fair value hierarchy, as shown in note 25.

Breakdown by maturity

The table below shows the breakdown by maturity of the notional amounts:

	2021
	Up to 3 months	3 to 12 months	Over 12 months	Total

Assets
Interest rate contracts - Future	775,002	24,755	71	799,828
Exchange rate contracts - Future	116,074	-	-	116,074
Forward contracts	83,155	-	-	83,155
Warrants	-	-	65,000	65,000
Total assets	974,231	24,755	65,071	1,064,057

Liabilities
Interest rate contracts - Future	1,668,284	864,989	338,609	2,871,882
Exchange rate contracts - Future	77,115	-	-	77,115
Interest rate contracts - Swap	-	-	9,523	9,523
Total liabilities	1,745,399	864,989	348,132	2,958,520
Total	2,719,630	889,744	413,203	4,022,577

	2020
	Up to 3 months	3 to 12 months	Over 12 months	Total

Assets
Interest rate contracts - Future	368,048	143,381	3,488	514,917
Exchange rate contracts - Future	110,101	-	-	110,101
Total assets	478,149	143,381	3,488	625,018

Liabilities
Interest rate contracts - Future	39,393	242,931	2,167,127	2,449,451
Exchange rate contracts - Future	-	-	10,214	10,214
Total liabilities	39,393	242,931	2,177,341	2,459,665
Total	517,542	386,312	2,180,829	3,084,683

The table below shows the breakdown by maturity of the fair value amounts:

	2021
	Up to 12 months	Over 12 months	Total
Assets
Interest rate contracts - Future	2	8	10
Exchange rate contracts - Future	24	-	24
Forward contracts	81,528	-	81,528
Warrants	-	19,756	19,756

Liabilities
Interest rate contracts - Future	(69)	(393)	(462)
Exchange rate contracts - Future	(4,034)	-	(4,034)
Interest rate contracts - Swap	-	(7)	(7)
Forward contracts	(82,775)	-	(82,775)
Total	(5,324)	19,364	14,040

	2020
	Up to 12 months	Over 12 months	Total
Assets
Interest rate contracts - Future	1	4	5
Exchange rate contracts - Future	27	-	27
Interest rate contracts - Swap	48	-	48

Liabilities
Interest rate contracts - Future	(54)	(2,367)	(2,421)
Exchange rate contracts - Future	(362)	-	(362)
Total	(340)	(2,363)	(2,703)

Analysis of derivatives designated as hedges

Hedges of foreign currency risk

The Group is exposed to foreign currency risk on forecast transaction expenses, primarily related to the cloud infrastructure and certain software licenses used by Nu. The Group managed its exposures to the variability in cash flows of foreign currency forecast transactions to movements in foreign exchange rates by entering foreign exchange contracts (exchange futures). These instruments are entered into to match the cash flow profile of the estimated forecast transaction. They are exchange traded and settled on a daily basis.

The Group applies hedge accounting to the forecast transactions related to its main cloud infrastructure contract. The effectiveness is assessed monthly by analyzing the critical terms. The critical terms of the hedging instrument and the amount of the forecasted hedged transactions are significantly the same. Derivatives are generally rolled over monthly. They are expected to occur in the same fiscal month as the maturity date of the hedging instrument. Therefore, the hedge is expected to be effective. Subsequent assessments of effectiveness are performed by verifying and documenting whether the critical terms of the hedging instrument and forecasted hedged transaction have changed during the year in review and whether it remains probable. If there are no such changes in critical terms, the Group will continue to conclude that the hedging relationship is effective.

Sources of ineffectiveness are differences in the amount and timing of forecast and actual payment of expenses.

	2021	2020	2019

Balance at beginning of the year	49	1	-
Fair value change recognized in OCI during the year	2,705	8,302	1,491
Total amount reclassified from cash flow hedge reserve to income statement during the year	(242)	(8,223)	(1,489)
to "Customer support and operation"	(91)	(5,480)	(943)
to "General and administrative expenses"	(136)	(4,925)	(597)
Effect of changes in exchange rates (OCI)	(15)	2,182	51
Deferred income taxes	(1,025)	(31)	(1)
Balance at end of the year	1,487	49	1

The material future transactions that are the object of the hedge are:

	2021			2020
	Up to 3 months	3 to 12 months	Total	Total

Expected foreign currency transactions	24,564	53,837	78,401	46,399
Total	24,564	53,837	78,401	46,399